Employee Benefit Obligations	12 Months Ended
Sep. 30, 2017
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Obligations
ned Benefit Plans
HRG
HRG has a noncontributory defined benefit pension plan (the “HRG Pension Plan”) covering certain former U.S. employees. During 2006, the HRG Pension Plan was frozen which caused all existing participants to become fully vested in their benefits.
Additionally, HRG has an unfunded supplemental pension plan (the “Supplemental Plan”) which provides supplemental retirement payments to certain former senior executives of HRG. The amounts of such payments equal the difference between the amounts received under the HRG Pension Plan and the amounts that would otherwise be received if HRG Pension Plan payments were not reduced as the result of the limitations upon compensation and benefits imposed by Federal law. Effective December 1994, the Supplemental Plan was frozen.
Spectrum Brands
Spectrum Brands has various defined benefit pension plans (the “Spectrum Brands Pension Plans”) covering some of its employees. The Spectrum Brands Pension Plans generally provide benefits of stated amounts for each year of service. Spectrum Brands funds its pension plans in accordance with the requirements of the defined benefit pension plans and, where applicable, in amounts sufficient to satisfy the minimum funding requirements of applicable laws. Additionally, in compliance with Spectrum Brands’ funding policy, annual contributions to defined benefit plans are equal to the actuarial recommendations or statutory requirements in the respective countries.
Spectrum Brands sponsors or participates in a number of other non-U.S. pension arrangements, including various retirement and termination benefit plans, some of which are covered by local law or coordinated with government-sponsored plans, which are not significant in the aggregate.
The following tables provide additional information on the Company’s pension plans as of September 30, 2017 and 2016, which principally relate to Spectrum Brands’ continuing operations:

	Fiscal
	2017	2016
Change in benefit obligation
Projected benefit obligation, beginning of year	$104.9	$87.8
Service cost	2.9	2.4
Interest cost	2.2	2.7
Actuarial (gain) loss	(12.0)	15.9
Curtailments	(0.2)	—
Benefits paid	(4.7)	(3.4)
Foreign currency exchange rate changes	4.1	(0.5)
Projected benefit obligation, end of year	$97.2	$104.9
Change in plan assets
Fair value of plan assets, beginning of year	$57.2	$56.1
Actual return on plan assets	1.1	1.9
Employer contributions	4.8	2.5
Benefits paid	(4.7)	(3.4)
Foreign currency exchange rate changes	2.2	0.1
Fair value of plan assets, end of year	$60.6	$57.2
Accrued Benefit Cost / Funded Status	$(36.6)	$(47.7)
Weighted average assumptions:
Discount rate	1.1% to 7.5%	1.0% to 8.7%
Expected return on plan assets	1.1% to 7.0%	1.0% to 7.0%
Rate of compensation increase	1.4% to 7.0%	2.3% to 7.0%

The net underfunded status as of September 30, 2017 and 2016 of $36.6 and $47.7, respectively, is recognized in the accompanying Consolidated Balance Sheets within “Employee benefit obligations.” Included in AOCI as of September 30, 2017 and 2016 were unrecognized net losses of $33.6, net of tax expense of $3.6 and noncontrolling interest of $21.5, and $45.2, net of tax expense of $12.1 and noncontrolling interest of $30.4, respectively, which have not yet been recognized as components of net periodic pension cost. The net loss in AOCI expected to be recognized during Fiscal 2018 is $2.0.
The following table contains the components of net periodic benefit costs during Fiscal 2017, 2016 and 2015:

	Fiscal
	2017	2016	2015
Components of net periodic cost:
Service cost	$2.9	$2.4	$2.4
Interest cost	2.2	2.7	2.8
Expected return on assets	(2.3)	(2.3)	(2.5)
Curtailment gain	(0.2)	0.1	0.4
Recognized net actuarial loss	2.3	0.6	0.9
Net periodic cost	$4.9	$3.5	$4.0
Weighted average assumptions:
Discount rate	1.0% to 8.7%	1.0% to 7.0%	2.0% to 7.5%
Expected return on plan assets	1.0% to 7.0%	1.0% to 7.0%	2.0% to 7.3%
Rate of compensation increase	2.3% to 7.0%	2.3% to 5.5%	2.3% to 5.5%

The discount rate is used to calculate the projected benefit obligation. The discount rate used is based on the rate of return on government bonds as well as current market conditions of the respective countries where the plans are established. The expected return on plan assets is based on the Company’s expectation of the long-term average rate of return of the capital market in which the plans invest. The expected return reflects the target asset allocations and considers the historical returns earned for each asset category.
The following benefit payments were expected to be paid as of September 30, 2017:

Fiscal Year
2018	$3.4
2019	3.7
2020	3.8
2021	3.9
2022	3.9
2023 to 2027	22.6

The Company has established formal investment policies for the assets associated with these plans. Policy objectives include maximizing long-term return at acceptable risk levels, diversifying among asset classes, if appropriate, and among investment managers, as well as establishing relevant risk parameters within each asset class. Specific asset class targets are based on the results of periodic asset/liability studies. The investment policies permit variances from the targets within certain parameters. The plan assets currently do not include holdings of common stock of HRG or its subsidiaries.
Below is a summary allocation of all pension plan assets as of September 30, 2017 and 2016:

	Fiscal
	2017	2016
Asset Type
Equity securities	6%	14%
Fixed income securities	17%	13%
Other	77%	73%
Total	100%	100%

The fair value of pension plan assets by asset category as of September 30, 2017 and 2016 were as follows:

	September 30, 2017
	Level 1	Level 2	Level 3	Total
Defined Benefit Plan Assets:
Equity securities
U.S. equity securities	$—	$2.1	$—	$2.1
Foreign equity securities	—	1.4	—	1.4
Fixed income securities
U.S. fixed income securities	—	8.1	—	8.1
Foreign fixed income securities	—	2.4	—	2.4
Real estate	—	—	—	—
Life insurance contracts	—	37.6	—	37.6
Other	—	0.5	—	0.5
Foreign cash & cash equivalents	8.5	—	—	8.5
Total defined benefit plan assets	$8.5	$52.1	$—	$60.6

	September 30, 2016
	Level 1	Level 2	Level 3	Total
Defined Benefit Plan Assets:
Equity securities
U.S. equity securities	$—	$5.5	$—	$5.5
Foreign equity securities	—	2.3	—	2.3
Fixed income securities
U.S. fixed income securities	—	5.4	—	5.4
Foreign fixed income securities	—	2.3	—	2.3
Real estate	—	—	—	—
Life insurance contracts	—	34.6	—	34.6
Other	—	1.1	—	1.1
Foreign cash & cash equivalents	6.0	—	—	6.0
Total defined benefit plan assets	$6	$51.2	$—	$57.2

Defined Contribution Plans
During Fiscal 2017, 2016 and 2015, HRG, Spectrum Brands and Salus sponsored and defined contributions plans in which eligible participants may defer a fixed amount or a percentage of their eligible compensation, subject to limitations. During Fiscal 2017, 2016 and 2015, each of HRG, Spectrum Brands and Salus made discretionary matching contributions of eligible compensation. Spectrum Brands also sponsored defined contribution plans for employees of certain foreign subsidiaries. Contributions are discretionary and evaluated annually. Aggregate contributions charged to operations for the defined contribution plans for Fiscal 2017, 2016 and 2015 were $8.2, $8.2 and $8.1, respectively.